Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to shareholders from discontinued operations	(15,907)	1,339	(1,095)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	367,293	540,836	1,172,103
Basic and diluted net (loss)/income per share of discontinued operations*	(43.31)	2.48	(0.93)

Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders from continuing operations	(275,767)	(6,203)	(68,156)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	367,293	540,836	1,172,103
Basic and diluted net loss per share of continuing operations*	(750.81)	(11.47)	(58.15)

*	For the years ended December 31, 2022, 2023 and 2024, the Group has 125,251, nil and nil ordinary shares issuable upon the conversion of convertible bonds, nil, 43,366 and 552,086 ordinary shares issuable upon the exercise of share options as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.

**	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.